Changes in accounting policies	12 Months Ended
Dec. 31, 2017
Changes In Accounting Policies
Disclosure of voluntary change in accounting policy [text block]	5 Changes in accounting policies The adoption of the amended IFRSs effective from January 1, 2017, did not have a significant impact on the consolidated financial statements.